Schedule of information of warrants outstanding (Details)	12 Months Ended
Jun. 30, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding | shares	78,462
Exercise Price | $ / shares	$ 44.03
Weighted Averages Remaining Contractual Life	1 year 29 days
March 31, 2026 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding | shares	38,462
Exercise Price | $ / shares	$ 32.50
Weighted Averages Remaining Contractual Life	9 months
April 1, 2026 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding | shares	19,231
Exercise Price | $ / shares	$ 13.00
Weighted Averages Remaining Contractual Life	9 months
November 19, 2026 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding | shares	14,154
Exercise Price | $ / shares	$ 121.88
Weighted Averages Remaining Contractual Life	1 year 4 months 20 days
September 21, 2028 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding | shares	6,615
Exercise Price | $ / shares	$ 34.71
Weighted Averages Remaining Contractual Life	3 years 2 months 23 days